Net Foreign Exchange Loss (Tables)	12 Months Ended
Jun. 30, 2023
Net Foreign Exchange Loss Gain [Abstract]
Summary of Net Foreign Exchange Loss

	2023	2022	2021

	US$	US$	US$
Net foreign exchange (loss)/gain	(489,137)	(2,813,993)	(11,011,961)
Total net foreign exchange (loss)/gain	(489,137)	(2,813,993)	(11,011,961)